UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [_];  Amendment Number: ______

     This Amendment (Check only one.):      [_]    is a restatement.
                                            [_]    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RAB Capital plc
Address:  No. 1 Adam Street
          London WC2N 6LE
          United Kingdom


Form 13F File Number: 28-13004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Authorised signatories for RAB Capital plc

Name:    Stephen Couttie
Title:   Chief Executive Officer
Phone:   +44 (0)20 7389 7119

Signature, Place, and Date of Signing:

     By: /s/ Stephen Couttie        London, United Kingdom      17 February 2009
         ----------------------     ----------------------      ----------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      15

Form 13F Information Table Value Total:      $12,913


List of Other Included Managers:   N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE

                           FORM 13F INFORMATION TABLE


                                                  FORM 13F INFORMATION TABLE

         COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
------------------------------ ------------ --------- --------- --------------------- ---------- --------  ----------------------
                               TITLE OF                   VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
    NAME OF ISSUER              CLASS          CUSIP     (x$1000)  PRN AMT  PRN  CALL DISCRETION MANAGERS   SOLE     SHARED    NONE
------------------------------ ------------ --------- --------- ----------   --- ---- ---------- --------  -------   ------   -----

AMDL Inc                        Common       00167K401     396     573,790  SH          SOLE              573,790
Apollo Gold Corp                Common       03761E102     399   1,800,000  SH          SOLE            1,800,000
Cadiz Inc                       Common       127537207   6,696     535,216  SH          SOLE              535,216
Cardero Resources Corp          Common       14140U105     825     729,200  SH          SOLE              729,200
Cia Vale Do Rio Doce            ADR          204412209     519      42,831  SH          SOLE               42,831
Coeur d'Alene Mines             Common       192108108     182     206,332  SH          SOLE              206,332
Freeport-McMoran Copper
  and Gold                      Common       35671D857     217       8,884  SH          SOLE                8,884
Gammon Gold Inc                 Common       36467T106     115      20,667  SH          SOLE               20,667
Goldcorp Inc                    Common       380956409     542      17,175  SH          SOLE               17,175
Gran Tierra Energy Inc          Common       38500T101     513     183,334  SH          SOLE              183,334
Ivanhoe Mines Ltd               Common       46579N103   1,490     555,373  SH          SOLE              555,373
Market Vectors Gold Miners      ETF          57060U100     348      10,279  SH          SOLE               10,279
Newmont Mining Corp             Common       651639106     388       9,521  SH          SOLE                9,521
Talisman Energy Inc             Common       87425E103     141      14,097  SH          SOLE               14,097
Thompson Creek Metals Co Inc    Common       884768102     142      35,310  SH          SOLE               35,310
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